Consolidated Statements of Cash Flows ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash flows from operating activities:
Net income/(loss)	$ 342.7	₨ 28,160,600	₨ (112,372,200)	₨ (142,138,000)
Adjustments for:
Depreciation and amortization expense	2,931.6	240,885,700	239,317,100	229,638,100
Inventory write-down (net)	88.0	7,232,000	1,253,400	1,291,900
Allowances for finance receivables	248.2	20,391,500	13,075,900	9,579,400
Defined benefit pension plan amendment past service (credit)/cost	(181.9)	(14,950,700)		848,100
Provision for employee separation cost				4,307,600
Provision related to Russia market			4,286,600
Restructuring cost/(reversals) at JLR – Assets write downs, employees and third party obligations	(7.5)	(619,900)		149,943,000
Impairment losses of Intangible assets under development	28.0	2,299,500
Reversal of provision for onerous contracts	(7.4)	(610,300)		(6,630,000)
Allowances for trade and other receivables	9.8	806,300	1,512,600	500,100
Share-based payments	3.7	300,300	180,500	90,400
Share of (profit)/loss of equity accounted investees (net)	(40.9)	(3,363,800)	740,600	3,789,600
Loss/(gains) on sale/write off of assets and others (net)	43.2	3,549,600	941,900	3,094,600
Marked-to-market (gain)/loss on investments measured at fair value through profit or loss	(11.4)	(932,700)	(528,600)	(199,100)
Profit on sale of investments (net)	(36.9)	(3,034,400)	(2,137,000)	(1,772,600)
(Gain)/Loss on change in fair value of commodity derivatives	189.6	15,581,500	(4,860,400)	(13,657,900)
Discounting of warranty and other provisions	(17.1)	(1,407,600)
Foreign exchange (gain)/loss (net)	457.5	37,595,000	(8,217,200)	(43,981,200)
Income tax expense	85.7	7,040,600	42,204,900	25,410,700
Interest expense	1,246.1	102,392,300	93,263,100	80,840,500
Interest income	(152.3)	(12,511,800)	(6,252,100)	(4,925,300)
Dividend income	(5.6)	(464,200)	(342,200)	(183,700)
Cash flows from operating activities before changes in following assets and liabilities	5,187.0	426,195,600	261,204,300	292,132,700
Trade receivables	(344.4)	(28,301,000)	2,610,800	(11,183,500)
Finance receivables	75.1	6,174,500	(756,300)	(43,869,400)
Other financial assets	(89.6)	(7,360,400)	1,292,600	(12,755,800)
Other current assets	(235.7)	(19,367,400)	(12,812,400)	872,800
Inventories	(689.5)	(56,653,600)	4,687,400	37,975,100
Other non-current assets	(151.6)	(12,453,500)	(40,309,300)	37,329,100
Accounts payable	544.2	44,717,500	(51,080,200)	6,606,500
Acceptances	301.0	24,731,000	(19,219,700)	50,875,000
Other current liabilities	(38.4)	(3,155,100)	16,618,200	16,375,800
Other financial liabilities	(103.7)	(8,517,200)	3,074,900	1,974,000
Other non-current liabilities	184.0	15,120,100	(39,407,800)	12,508,600
Provisions	58.5	4,805,700	36,022,200	(77,790,200)
Cash generated from operations	4,696.9	385,936,200	161,924,700	311,050,700
Income tax paid (net)	(386.9)	(31,789,900)	(19,096,400)	(21,045,600)
Net cash provided by operating activities	4,310.0	354,146,300	142,828,300	290,005,100
Cash flows from investing activities:
Deposits with banks/financial institutions	(2,366.6)	(194,466,000)	(128,088,600)	(372,793,600)
Realization of deposits with banks / financial institutions	1,993.4	163,801,000	253,868,600	380,859,900
Investments in Mutual Fund (purchased)/sold (net)	482.3	39,632,500	(29,685,400)	(74,328,500)
Disposal of subsidiary company	2.4	193,700	(984,500)
Investments in other companies	(6.1)	(500,000)	(397,100)	(973,000)
Proceeds from sale of investments in other companies	7.2	593,300	1,035,500	2,258,200
Deposits of margin money and other restricted deposits	(54.3)	(4,463,100)	(9,942,200)	(19,639,100)
Realization of margin money and other restricted deposits	71.5	5,872,800	18,917,400	17,526,900
Proceeds from disposal of defence business			2,340,900
Investment in Government securities	(345.6)	(28,398,700)	(12,282,100)
Proceeds from sale of investments in government securities	349.6	28,728,800
Investments in equity accounted investees				(99,000)
Dividends received from equity accounted investees	2.6	216,900		15,100
Interest received	118.5	9,734,400	6,529,400	4,275,000
Dividend received	5.6	464,200	320,100	183,700
Payments for property, plant and equipment	(1,016.8)	(83,546,500)	(90,394,000)	(117,756,500)
Proceeds from sale of property, plant and equipment	34.7	2,850,300	2,301,000	3,505,800
Payments for intangible assets	(1,188.7)	(97,677,000)	(61,290,200)	(84,297,500)
Payments of other assets with a view to resale	(36.3)	(2,982,000)
Net cash used in investing activities	(2,048.4)	(168,308,300)	(47,751,200)	(261,262,600)
Cash flows from financing activities:
Proceeds from issue of shares and warrants (net of issue expenses)	2.4	196,000	185,900	26,025,100
Proceeds from issuance of compulsorily convertible preference shares	456.4	37,500,000	37,500,000
Dividends paid to non-controlling interests shareholders of subsidiaries (including dividend distribution tax)	(17.1)	(1,408,800)	(983,900)	(287,500)
Interest paid	(1,212.5)	(99,631,500)	(97,931,800)	(85,002,700)
Proceeds from issuance of short-term debt	3,422.8	281,254,500	168,967,800	208,071,500
Repayment of short-term debt	(3,772.4)	(309,978,200)	(194,604,500)	(110,789,300)
Net change in other short-term debt (with maturity up to three months)	(91.7)	(7,537,300)	(19,755,900)	(45,442,700)
Proceeds from issuance of long-term debt	1,985.5	163,150,600	315,212,000	296,423,600
Repayments of long-term debt	(3,840.8)	(315,594,600)	(233,558,000)	(186,296,100)
Proceeds/ (payments) from option settlement of long term borrowings	(13.0)	(1,065,100)	(977,700)	350,100
Repayment of matured fixed deposits				(4,800)
Repayment of lease liability	(108.2)	(8,894,200)	(10,171,900)	(9,813,000)
Dividend paid (including transferred to IEPF)			(15,300)	(15,700)
Buy back of stake from minority shareholders	(36.0)	(2,959,200)
Proceeds from issuance /(payment) for acquisition of shares from non-controlling interests	(12.1)	(995,000)		2,400
Proceeds from issuance of perpetual instrument classified as equity by a subsidiary (net)	43.0	3,533,800	4,762,800	7,007,500
Net cash (used in)/ provided by financing activities	(3,193.7)	(262,429,000)	(33,801,700)	99,041,900
Net change in cash and cash equivalents	(932.1)	(76,591,000)	61,275,400	127,784,400
Effect of foreign exchange on cash and cash equivalents	168.8	13,870,400	3,314,600	4,537,700
Cash and cash equivalents, beginning of the year	4,643.9	381,590,100	317,000,100	184,678,000
Cash and cash equivalents, end of the year	3,880.6	318,869,500	381,590,100	317,000,100
Non-cash transactions:
Liability towards property, plant and equipment and intangible assets purchased on credit/deferred credit	482.0	39,606,200	45,476,800	53,678,400
Subsidiaries [member]
Adjustments for:
Reversal for impairment in subsidiaries	(26.1)	(2,143,900)	₨ (862,600)
Passenger vehicle segment [member]
Adjustments for:
Reversal of impairment losses in Passenger Vehicle business				₨ (3,713,500)
Ford assets [Member]
Cash flows from investing activities:
Payments for property, plant and equipment	$ (101.8)	₨ (8,362,900)